Securities - Unrealized Loss Positions (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, Fair Value	$ 7,637	$ 16,932	$ 2,653
Less than 12 months, Unrealized Loss	(64)	(163)	(11)
12 months or more, Fair Value	1,385	4,900	12,538
12 months or more, Unrealized Loss	(13)	(53)	(188)
Fair Value, Total	9,022	21,832	15,191
Total Unrealized Loss	(77)	(216)	(199)
Certificates of Deposit
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, Fair Value			742
Less than 12 months, Unrealized Loss			(2)
Fair Value, Total			742
Total Unrealized Loss			(2)
Corporate Bonds
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, Fair Value		495
Less than 12 months, Unrealized Loss		(5)
Fair Value, Total		495
Total Unrealized Loss		(5)
US Government Agencies
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, Fair Value	5,573	13,871	1,499
Less than 12 months, Unrealized Loss	(43)	(141)	(4)
12 months or more, Fair Value	1,385	1,619	3,532
12 months or more, Unrealized Loss	(13)	(15)	(33)
Fair Value, Total	6,958	15,490	5,031
Total Unrealized Loss	(56)	(156)	(37)
State and Municipal Obligations
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, Fair Value	2,064	2,566	412
Less than 12 months, Unrealized Loss	(21)	(17)	(5)
12 months or more, Fair Value		3,281	9,006
12 months or more, Unrealized Loss		(38)	(155)
Fair Value, Total	2,064	5,847	9,418
Total Unrealized Loss	$ (21)	$ (55)	$ (160)